General Information and Basis of Presentation - Schedule Of Distribution Of Assets And Liabilities To Its Wholly Owned Subsidiary C3is Inc (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jun. 21, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Less investment in preferred shares of C3is issued as part of Spin-off	$ (8,119)	$ (8,119)
C3is Inc [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 5,000,000
Trade and other receivables			877,202
Inventories			124,813
Advances and prepayments			192,961
Due from related party			188,750
Vessels, net			28,500,000
Trade accounts payable			816,187
Accrued and other liabilities			357,647
Deferred income			115,940
Net assets of C3is distributed to stockholders and warrantholders			33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off			(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders			$ 20,957,952